Document and Entity Information	6 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088